INTANGIBLE ASSETS, NET - Summary of intangible assets (Detail) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 39,122,000	¥ 34,185,000
Less: Accumulated amortization	(11,307,000)	(8,127,000)
Accumulated impairment loss	(9,831,000)	(9,831,000)
Finite-Lived Intangible Assets, Net	17,984,000	16,227,000
Student Base [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	12,510,000	12,510,000
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,675,000	1,675,000
License [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 24,937,000	¥ 20,000,000